Average Annual Total Returns (INTEGRITY FUND OF FUNDS, INC.)	12 Months Ended
May 01, 2011
Return Before Taxes
Average Annual Total Returns
Label	Return Before Taxes
1 Year	8.78%
5 Years	2.06%
10 Years	0.33%
Since Inception	4.60%
Inception Date	Jan. 03, 1995
Return After Taxes On Distributions
Average Annual Total Returns
Column	Return After Taxes
Label	On Distributions
1 Year	8.78%
5 Years	2.04%
10 Years	0.32%
Since Inception	3.88%
Inception Date	Jan. 03, 1995
Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns
Column	Return After Taxes
Label	On Distributions and Sale of Fund Shares
1 Year	13.46%
5 Years	1.76%
10 Years	0.28%
Since Inception	3.74%
Inception Date	Jan. 03, 1995
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.41%
Since Inception	8.47%
Inception Date	Jan. 03, 1995